S-K 1603(a) SPAC Sponsor	Sep. 18, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Name	LaFayette Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Cayman Islands Limited Liability Companies Act and other applicable law, our sponsor’s business is focused on investing in our company and it is not anticipated that our sponsor will undertake any material roles or responsibilities in directing and managing our activities. Our business and activities following this offering will be directed and managed by our management team and none of our other affiliates and promoters are anticipated to have any material roles or responsibilities in directing and managing our activities.